OTHER ASSETS	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
OTHER ASSETS	OTHER ASSETS
The company's other assets consist of the following:

AS AT DEC. 31 US$ MILLIONS	2022	2021
Accounts receivable	$15	$—
Prepaid reinsurance premium	47	—
Taxes recoverable	34	—
Due from related party	2	10
Intangible assets	52	3
Reinsurance receivable	26	12
Other	86	4
Total other assets	$262	$29
The company's intangible assets consist of computer software, distributor relationships, trade name, and insurance licenses. For the year ended December 31, 2022, the company did not incur an impairment expense (2021 – $Nil).